Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,335	$ 2,442	$ 13,493
Marketable securities	6,818	5,760	1,999
Short-term deposit		3
Restricted cash	46	77	87
Prepaid expenses and other current assets	208	532	300
Total current assets	8,407	8,814	15,879
Property and equipment, net	184	221	244
Operating right-of-use assets	297	502	644
Total assets	8,888	9,537	16,767
Current liabilities:
Accounts payable	238	116	279
Lease liabilities	206	283	278
Accrued liabilities	1,047	1,670	1,427
Total current liabilities	1,491	2,069	1,984
Non-current liabilities:
Long-term lease liabilities	39	179	402
Total liabilities	1,530	2,248	2,386
Commitments and contingencies
Shareholders’ equity:
Common stock; $0.01 par value; 60,000,000 shares authorized as of September 30, 2023 and December 31, 2022; 11,707,317 and 7,890,628 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively.	118	80	72
Additional paid-in capital	83,587	75,970	69,902
Accumulated deficit	(76,347)	(68,761)	(55,593)
Total shareholders’ equity	7,358	7,289	14,381
Total liabilities and shareholders’ equity	$ 8,888	$ 9,537	$ 16,767